UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ------------------------------

Check here if Amendment  [ ]; Amendment Number:_____________________
  This Amendment (Check only one.):        [ ]  is a restatement.
                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Jundt Associates, Inc.
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Address:      301 Carlson Parkway, Suite 120
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              Minnetonka, Minnesota 55305
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Form 13F File Number:  28-2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marcus E. Jundt
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Title:        Vice Chairman
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Phone:        (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt          Minneapolis, Minnesota           April 4, 2005
----------------------      --------------------------        -----------------
[Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   76
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Form 13F Information Table Value Total:   $ 145,880
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                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                  Voting Authority
                                                                                                  -----------------
                                 Title                Value        Shares/   Sh/   Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP    (x$1000)      Prn Amt   Prn   Call  Dscretn   Managers     Sole   Shared   None
----------------------          --------    -----    --------      -------   ---   ----  -------   --------     ----   ------   ----

7-ELEVEN INC COM NEW              COM     817826209     1,391       57,900   SH           Sole                57,900
ADVANCED NEUROMOD SYS             COM     00757T101       214        8,000   SH           Sole                 8,000
ALIGN TECHNOLOGY INC COM          COM     016255101       606       97,100   SH           Sole                97,100
ALLERGAN INC COM                  COM     018490102     1,209       17,400   SH           Sole                17,400
AMGEN INC                         COM     031162100     4,162       71,500   SH           Sole                71,500
AMYLIN PHARMACEUTICALS COM        COM     032346108       290       16,600   SH           Sole                16,600
APACHE CORP COM                   COM     037411105     2,033       33,200   SH           Sole                33,200
AT RD INC COM                     COM     04648K105       158       38,500   SH           Sole                38,500
AVAYA INC COM                     COM     053499109     2,030      173,800   SH           Sole               173,800
AVON PRODS INC COM                COM     054303102       691       16,100   SH           Sole                16,100
BED BATH & BEYOND INC             COM     075896100       479       13,100   SH           Sole                13,100
BEI TECHNOLOGIES INC COM          COM     05538P104     1,527       63,700   SH           Sole                63,700
BIOENVISION INC COM               COM     09059N100       548       95,300   SH           Sole                95,300
BLUE NILE INC COM                 COM     09578R103       332       12,000   SH           Sole                12,000
BOSTON SCIENTIFIC CORP COM        COM     101137107     3,491      119,200   SH           Sole               119,200
CEPHALON                          COM     156708109       229        4,900   SH           Sole                 4,900
CHARTER COMMUNCTNS DEL CL A       COM     16117m107     4,723    2,951,900   SH           Sole             2,951,900
CHEESECAKE FACTORY                COM     163072101       615       17,350   SH           Sole                17,350
COMCAST CORP CL A SPL             COM     20030N200     2,541       76,000   SH           Sole                76,000
COSTCO WHSL CORP NEW COM          COM     22160k105     2,615       59,200   SH           Sole                59,200
DIOMED HOLDINGS INC COM NEW       COM     25454R207     2,929      737,800   SH           Sole               737,800
EBAY INC                          COM     278642103     3,748      100,600   SH           Sole               100,600
ECHOSTAR COMMNTNS                 COM     278762109       845       28,900   SH           Sole                28,900
ENTRAVISION COMMUNCTNS CL A       COM     29382R107       960      108,200   SH           Sole               108,200
ENTREMED INC COM                  COM     29382F103       914      435,000   SH           Sole               435,000
EXELIXIS                          COM     30161Q104     1,997      294,500   SH           Sole               294,500
GERON CORP                        COM     374163103       102       16,700   SH           Sole                16,700
GILEAD SCIENCES INC COM           COM     375558103       562       15,700   SH           Sole                15,700
GLOBAL PMTS INC COM               COM     37940X102       361        5,600   SH           Sole                 5,600
HOME DEPOT INC                    COM     437076102       222        5,800   SH           Sole                 5,800
IMCLONE SYS                       COM     45245W109       952       27,600   SH           Sole                27,600
IMMERSION CORP                    COM     452521107    11,755    1,959,085   SH           Sole             1,959,085
INFOCROSSING INC COM              COM     45664X109       299       18,900   SH           Sole                18,900
INTRALASE CORP COM                COM     461169104       668       39,900   SH           Sole                39,900
IPASS INC COM                     COM     46261V108     1,299      212,300   SH           Sole               212,300
J2 GLOBAL COMMUNICATNS COM NEW    COM     46626E205       261        7,600   SH           Sole                 7,600
LILLY ELI & CO                    COM     532457108     3,288       63,100   SH           Sole                63,100
MEDIACOM COMMUNICATION CL A       COM     58446K105     1,304      199,400   SH           Sole               199,400
MEDICIS PHARMACEUTICAL CL A NE    COM     584690309       896       29,900   SH           Sole                29,900
MEDTRONIC                         COM     585055106       397        7,800   SH           Sole                 7,800
MGI PHARMA INC COM                COM     552880106       329       13,000   SH           Sole                13,000
MICROSOFT CORP                    COM     594918104     1,895       78,400   SH           Sole                78,400
NCR CORP NEW COM                  COM     62886E108     2,126       63,000   SH           Sole                63,000
NET2PHONE COM                     COM     64108N106       177      110,000   SH           Sole               110,000
OM GROUP INC COM                  COM     670872100     1,238       40,700   SH           Sole                40,700
OPENWAVE SYS INC COM              COM     683718308       975       80,000   SH           Sole                80,000
OSCIENT PHARMA CORP COM           COM     68812R105        29       12,500   SH           Sole                12,500
OVERSTOCK COM INC DEL COM         COM     690370101       486       11,300   SH           Sole                11,300
RED HAT INC                       COM     756577102     1,760      161,300   SH           Sole               161,300
SANDISK CORP COM                  COM     80004C101       339       12,200   SH           Sole                12,200
SEPRACOR INC                      COM     817315104     8,761      152,600   SH           Sole               152,600
SIEBEL SYS INC                    COM     826170102     1,913      209,500   SH           Sole               209,500
SPANISH BROADCASTING CL A         COM     846425882     1,080      105,300   SH           Sole               105,300
SPINNAKER EXPL                    COM     84855W109       675       19,000   SH           Sole                19,000
STRYKER CORP COM                  COM     863667101     1,820       40,800   SH           Sole                40,800
TARGET CORP                       COM     87612e106     1,135       22,700   SH           Sole                22,700
TELIK INC COM                     COM     87959M109     1,407       93,300   SH           Sole                93,300
TRANSOCEAN SEDCO FOREX ORD        COM     G90078109       854       16,600   SH           Sole                16,600
TRAVELZOO INC                     COM     89421Q106       298        6,000   SH           Sole                 6,000
VARIAN MED SYS INC COM            COM     92220P105     2,633       76,800   SH           Sole                76,800
VION PHARMACEUTICALS COM          COM     927624106        57       20,000   SH           Sole                20,000
XM SATELLITE RADIO HLD CL A       COM     983759101    23,043      728,507   SH           Sole               728,507
YAHOO                             COM     984332106       678       20,000   SH           Sole                20,000
ZEBRA TECHNOLOGIES CP CL A        COM     989207105       788       16,600   SH           Sole                16,600
ZIMMER HLDGS INC COM              COM     98956P102     4,280       55,000   SH           Sole                55,000
ANGIOTECH PHARMACEUTLS            ADR     034918102       227       14,800   SH           Sole                14,800
GLOBALSANTAFE CORP SHS            ADR     g3930e101     2,163       58,400   SH           Sole                58,400
ISHARES TR FTSE XNHUA IDX         ADR     464287184     2,217       40,600   SH           Sole                40,600
NOBLE CORPORATION SHS             ADR     G65422100     2,805       49,900   SH           Sole                49,900
SANOFI AVENTIS SPONSORED ADR      ADR     80105N105     4,242      100,200   SH           Sole               100,200
SCHLUMBERGER LTD COM              ADR     806857108     6,223       88,300   SH           Sole                88,300
SHANDA INTERACTIVE ENT SPONSOR    ADR     81941Q203       242        8,000   SH           Sole                 8,000
SUNCOR ENERGY INC COM             ADR     867229106     2,015       50,100   SH           Sole                50,100
WILLIS GROUP HLDGS LTD SHS        ADR     G96655108     1,475       40,000   SH           Sole                40,000
WIPRO LTD SPON ADR 1 SH           ADR     97651M109     1,053       51,600   SH           Sole                51,600
ZI CORP COM                       ADR     988918108       799      198,300   SH           Sole               198,300

Totals                                                145,880   11,122,442                                11,122,442